Quarterly Financial Information (Unaudited) (Details) - Schedule of unaudited condensed balance sheet (Parentheticals) - $ / shares	Dec. 31, 2020	Sep. 30, 2020
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, subject to possible redemption, par value	$ 0.0001
Preference shares, par value	0.0001	$ 0.0001
As Previously Reported [Member] | Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, subject to possible redemption, par value		$ 0.0001
Ordinary shares, par value		0.0001
As Previously Reported [Member] | Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value		0.0001
Restatement Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, subject to possible redemption, par value	0.0001
Preference shares, par value	0.0001	$ 0.0001
Restatement Adjustment [Member] | Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, subject to possible redemption, par value		$ 0.0001
Ordinary shares, par value		0.0001
Restatement Adjustment [Member] | Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value		0.0001
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, subject to possible redemption, par value	0.0001
Preference shares, par value	$ 0.0001	$ 0.0001
As Restated [Member] | Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, subject to possible redemption, par value		$ 0.0001
Ordinary shares, par value		0.0001
As Restated [Member] | Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value		0.0001